Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Balances and Transactions

22. Related Party Balances and Transactions

The table below sets major related parties of the Group and their relationships with the Group:

Entity or individual name	Relationship with the Group
Mr. Lei Zhang	Founder, Chairman of the Board of Directors and CEO
Fanhua Group	Shareholder of the Company

(a)	The related party transactions entered into during the years ended December 31, 2021, 2022 and 2023 were as follows:

	For the years ended December 31,
Significant transactions with related parties	2021	2022	2023
	RMB	RMB	RMB
Repayment of borrowings from related party
Mr. Lei Zhang (i)	(15,000)	-	-
Fanhua Group (ii)	(13,000)	-	(12,610)

(b)	The outstanding balance due to related parties as of December 31, 2022 and 2023 were as follows:

	As of December 31,
Balances with related parties	2022	2023
	RMB	RMB
Amounts due to related parties
Fanhua Group	59,932	55,251

(i) For the years ended December 31, 2021, the Group was granted an RMB10.0 million credit facility from Bank of Nanjing that expired on April 22, 2021 to support its operations, which was guaranteed by Cheche Insurance and Mr. Lei Zhang. Please see Note 10(1) for additional details.

(ii) Corporate borrowings from Fanhua Group

The Group issued a convertible loan in the principal amount of RMB130.0 million to Fanhua Group with an annual interest rate of 10% (the “Convertible Loan”) on October 26, 2017. The due date of the Convertible Loan is October 26, 2020. Pursuant to the Convertible Loan agreement, the entire or any portion of the Convertible Loan can be converted into ordinary shares of the Company. On October 10, 2019, Fanhua Group converted the RMB80.0 million in the principal amount of the Convertible Loan and its accrued interests of RMB14.1 million into an aggregate of 28,684,255 ordinary shares of the Company, at a conversion price of US$0.4766 per share. On the same date, Fanhua Group gave up its conversion right for the remaining balance of the Convertible Loan in accordance with a Convertible Loan Payment Plan Agreement entered by these two parties (the “Payment Plan Agreement”). Upon the conversion, Fanhua Group held 3.4% equity interest in the Group. In October 2020, the Group entered into a supplemental agreement to the Payment Plan Agreement with Fanhua Group to extend the remaining principal balance in the Convertible Loan of RMB50.0 million and corresponding interest of RMB15.0 million as additional principal to October 26, 2022 (the “Corporate borrowings from Fanhua Group”). RMB10 million of the aggregated principal amount of RMB65 million with an annual interest rate of 10% was due on January 10, 2021 and the remaining of RMB55.0 million was due on October 26, 2022.

In 2021, the Group repaid the aggregated principal amount of RMB6.3 million to Fanhua Group. In October 2022, the Group entered into another supplemental agreement to the Payment Plan Agreement with Fanhua Group to extend the remaining balance of the Corporate borrowings from Fanhua Group to October 26, 2024, which caused the presentation of the borrowing reclassified from current liabilities to non-current liabilities. None of the other terms of the Corporate borrowings from Fanhua Group had changed in the supplemental agreement.

In 2023, the Group repaid the aggregated amount of RMB12.6 million to Fanhua Group. As of December 31, 2023, the balance of the Corporate borrowings from Fanhua Group was RMB55.3 million, and the remaining balance of the Corporate borrowings from Fanhua Group will be mature on October 26, 2024, which caused the presentation of the borrowing reclassified from non-current liabilities to current liabilities.

The Group elected fair value option to account for the Convertible Loan and the Corporate borrowings from Fanhua Group, and recognized loss/(gain) under “Changes in fair value of amounts due to related party” and “Fair value changes of amounts due to related party due to own credit risk” in the consolidated statements of operations and comprehensive loss of RMB11.2 million, RMB6.5 million and RMB7.5 million and negative RMB1.6 million, RMB0.5 million and RMB0.4 million for the years ended December 31, 2021, 2022 and 2023, respectively.

The Group engaged an independent valuation firm to assist the management in its assessment of fair value of the Corporate borrowings at each end of reporting periods. The fair value measurements of the Corporate borrowings are based on significant inputs not observable in the market, and thus represent Level 3 fair value measurements. The Group utilized the following assumptions to estimate the fair value of the Corporate borrowings:

	As of December 31,
	2021	2022	2023
Discount rate	15.01%	12.70%	11.87%

The movement of Corporate borrowings from Fanhua Group is as follows:

Corporate Borrowings
RMB
Balance as of January 1, 2021	56,353
Change in fair value	11,242
Change in other comprehensive income	(1,590)
Repayment of amounts due to related party	(13,000)
Balance as of December 31, 2021	53,005
Balance as of January 1, 2022	53,005
Change in fair value	6,451
Change in other comprehensive income	476
Balance as of December 31, 2022	59,932
Balance as of January 1, 2023	59,932
Change in fair value	7,524
Change in other comprehensive income	405
Repayment of amounts due to related party	(12,610)
Balance as of December 31, 2023	55,251